Sales (Details) - USD ($)		12 Months Ended
	Sep. 05, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods		$ 801,199,000	$ 863,470,000	$ 637,619,000
Revenue from rendering of services		22,222,000	21,052,000	20,285,000
Copper		367,278,000	340,522,000	181,311,000
Silver		299,747,000	262,676,000	229,590,000
Gold		157,923,000	316,930,000	230,498,000
Zinc		107,486,000	143,580,000	120,546,000
Lead		32,951,000	51,907,000	48,426,000
Manganese sulfate		361,000	4,976,000	4,051,000
Antimony		28,000	0	0
Revenue from sale of goods before commercial deductions		965,774,000	1,120,591,000	814,422,000
Commercial deductions		(183,077,000)	(196,201,000)	(179,748,000)
Royalty income		1,381,000	15,928,000	18,638,000
Revenue from contracts with customers	$ 21.0	806,300,000	961,370,000	673,597,000
Revenue		824,802,000	900,450,000	676,542,000
Contracts with customers for sale of goods		782,697,000	924,390,000	634,674,000
Hedge Operations		12,774,000	(51,952,000)	(6,464,000)
Fair Value of accounts receivables.		(920,000)	(5,137,000)	4,255,000
Adjustments to prior period liquidations		6,648,000	(3,831,000)	5,154,000
Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services		22,095,000	20,936,000	20,173,000
Royalty income		1,381,000	15,928,000	18,638,000
Contracts with customers for sale of goods		533,765,000	702,962,000	389,854,000
Central America
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services		127,000	96,000	92,000
Contracts with customers for sale of goods		178,724,000	145,988,000	163,500,000
Asia [Member]
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods		33,412,000	51,803,000	39,110,000
Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services		0	20,000	20,000
Contracts with customers for sale of goods		$ 36,796,000	$ 23,637,000	$ 42,210,000